Postemployment Benefits (Notes)	12 Months Ended
Dec. 28, 2019
Retirement Benefits [Abstract]
Postemployment Benefits	Postemployment Benefits
We maintain various retirement plans for the majority of our employees. Current defined benefit pension plans are provided primarily for certain domestic union and foreign employees. Local statutory requirements govern many of these plans. The pension benefits of our unionized workers are in accordance with the applicable collective bargaining agreement covering their employment. Defined contribution plans are provided for certain domestic unionized, non-union hourly, and salaried employees as well as certain employees in foreign locations.
We provide health care and other postretirement benefits to certain of our eligible retired employees and their eligible dependents. Certain of our U.S. and Canadian employees may become eligible for such benefits. We may modify plan provisions or terminate plans at our discretion. The postretirement benefits of our unionized workers are in accordance with the applicable collective bargaining agreement covering their employment.
We remeasure our postemployment benefit plans at least annually.
We capitalize a portion of net pension and postretirement cost/(benefit) into inventory based on our production activities. Beginning January 1, 2018, only the service cost component of net pension and postretirement cost/(benefit) is capitalized into inventory. As part of the adoption of ASU 2017-07 in the first quarter of 2018, we recognized a one-time favorable credit of $42 million within cost of products sold related to amounts that were previously capitalized into inventory. Included in this credit was $28 million related to prior service credits that were previously capitalized to inventory.
Pension Plans
In 2018, we settled our Canadian salaried and Canadian hourly defined benefit pension plans, which resulted in settlement charges of $162 million for the year ended December 29, 2018. Additionally, the settlement of these plans impacted the projected benefit obligation, accumulated benefit obligation, fair value of plan assets, and service costs associated with our non-U.S. pension plans.
Obligations and Funded Status:
The projected benefit obligations, fair value of plan assets, and funded status of our pension plans were (in millions):

	U.S. Plans		Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Benefit obligation at beginning of year	$4,060	$4,719	$1,930	$3,464
Service cost	7	10	17	19
Interest cost	163	158	51	67
Benefits paid	(331)	(191)	(122)	(126)
Actuarial losses/(gains)	602	(447)	252	(118)
Plan amendments	—	1	—	14
Currency	—	—	59	(175)
Settlements	—	(190)	—	(1,221)
Curtailments	—	—	—	(1)
Special/contractual termination benefits	—	—	4	7
Other	—	—	(4)	—
Benefit obligation at end of year	4,501	4,060	2,187	1,930
Fair value of plan assets at beginning of year	4,219	4,785	2,689	4,156
Actual return on plan assets	947	(185)	177	49
Employer contributions	—	—	19	57
Benefits paid	(331)	(191)	(122)	(126)
Currency	—	—	78	(221)
Settlements	—	(190)	—	(1,221)
Other	—	—	—	(5)
Fair value of plan assets at end of year	4,835	4,219	2,841	2,689
Net pension liability/(asset) recognized at end of year	$(334)	$(159)	$(654)	$(759)
The accumulated benefit obligation, which represents benefits earned to the measurement date, was $4.5 billion at December 28, 2019 and $4.1 billion at December 29, 2018 for the U.S. pension plans. The accumulated benefit obligation for the non-U.S. pension plans was $2.1 billion at December 28, 2019 and $1.7 billion at December 29, 2018.
The combined U.S. and non-U.S. pension plans resulted in net pension assets of $988 million at December 28, 2019 and $918 million at December 29, 2018. We recognized these amounts on our consolidated balance sheets as follows (in millions):

	December 28, 2019	December 29, 2018
Other non-current assets	$1,081	$999
Other current liabilities	(4)	(4)
Accrued postemployment costs	(89)	(77)
Net pension asset/(liability) recognized	$988	$918
For certain of our U.S. and non-U.S. plans that were underfunded based on accumulated benefit obligations in excess of plan assets, the projected benefit obligations, accumulated benefit obligations, and the fair value of plan assets were (in millions):

	U.S. Plans		Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Projected benefit obligation	$—	$—	$162	$146
Accumulated benefit obligation	—	—	156	139
Fair value of plan assets	—	—	70	65
All of our U.S. plans were overfunded based on plan assets in excess of accumulated benefit obligations as of December 28, 2019 and December 29, 2018.
For certain of our U.S. and non-U.S. plans that were underfunded based on projected benefit obligations in excess of plan assets, the projected benefit obligations, accumulated benefit obligations, and the fair value of plan assets were (in millions):

	U.S. Plans		Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Projected benefit obligation	$—	$—	$162	$148
Accumulated benefit obligation	—	—	156	141
Fair value of plan assets	—	—	70	67
All of our U.S. plans were overfunded based on plan assets in excess of projected benefit obligations as of December 28, 2019 and December 29, 2018.
We used the following weighted average assumptions to determine our projected benefit obligations under the pension plans:

	U.S. Plans		Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Discount rate	3.4%	4.4%	2.0%	2.9%
Rate of compensation increase	4.1%	4.1%	3.7%	3.9%
Discount rates for our U.S. and non-U.S. plans were developed from a model portfolio of high quality, fixed-income debt instruments with durations that match the expected future cash flows of the plans.
Components of Net Pension Cost/(Benefit):
Net pension cost/(benefit) consisted of the following (in millions):

	U.S. Plans			Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 30, 2017	December 28, 2019	December 29, 2018	December 30, 2017
Service cost	$7	$10	$11	$17	$19	$19
Interest cost	163	158	178	51	67	66
Expected return on plan assets	(229)	(247)	(262)	(143)	(175)	(180)
Amortization of unrecognized losses/(gains)	—	—	—	1	2	1
Settlements	—	(4)	2	1	158	—
Curtailments	—	—	—	—	(1)	—
Special/contractual termination benefits	—	—	19	4	7	9
Other	—	—	2	—	—	(15)
Net pension cost/(benefit)	$(59)	$(83)	$(50)	$(69)	$77	$(100)
We present all non-service cost components of net pension cost/(benefit) within other expense/(income) on our consolidated statements of income.
We used the following weighted average assumptions to determine our net pension costs for the years ended:

	U.S. Plans			Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 30, 2017	December 28, 2019	December 29, 2018	December 30, 2017
Discount rate - Service cost	4.6%	3.8%	4.2%	3.3%	3.0%	3.2%
Discount rate - Interest cost	4.1%	3.6%	3.6%	2.6%	2.9%	2.1%
Expected rate of return on plan assets	5.7%	5.5%	5.7%	5.4%	4.5%	4.8%
Rate of compensation increase	4.1%	4.1%	4.1%	3.9%	3.9%	4.0%
Discount rates for our U.S. and non-U.S. plans were developed from a model portfolio of high quality, fixed-income debt instruments with durations that match the expected future cash flows of the plans. We determine our expected rate of return on plan assets from the plan assets' historical long-term investment performance, target asset allocation, and estimates of future long-term returns by asset class.
Plan Assets:
The underlying basis of the investment strategy of our defined benefit plans is to ensure that pension funds are available to meet the plans’ benefit obligations when they are due. Our investment objectives include: investing plan assets in a high-quality, diversified manner in order to maintain the security of the funds; achieving an optimal return on plan assets within specified risk tolerances; and investing according to local regulations and requirements specific to each country in which a defined benefit plan operates. The investment strategy expects equity investments to yield a higher return over the long term than fixed-income securities, while fixed-income securities are expected to provide certain matching characteristics to the plans’ benefit payment cash flow requirements. Our investment policy specifies the type of investment vehicles appropriate for the applicable plan, asset allocation guidelines, criteria for the selection of investment managers, procedures to monitor overall investment performance as well as investment manager performance. It also provides guidelines enabling the applicable plan fiduciaries to fulfill their responsibilities.
Our weighted average asset allocations were:

	U.S. Plans		Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Fixed-income securities	83%	84%	43%	45%
Equity securities	15%	14%	39%	34%
Cash and cash equivalents	2%	2%	14%	16%
Real estate	—%	—%	2%	3%
Certain insurance contracts	—%	—%	2%	2%
Total	100%	100%	100%	100%
Our pension investment strategy for U.S. plans is designed to align our pension assets with our projected benefit obligation to reduce volatility by targeting an investment of approximately 85% of our U.S. plan assets in fixed-income securities and approximately 15% in return-seeking assets, primarily equity securities.
For pension plans outside the United States, our investment strategy is subject to local regulations and the asset/liability profiles of the plans in each individual country. In aggregate, the long-term asset allocation targets of our non-U.S. plans are broadly characterized as a mix of approximately 78% fixed-income securities and annuity contracts, and approximately 22% in return-seeking assets, primarily equity securities and real estate.
The fair value of pension plan assets at December 28, 2019 was determined using the following fair value measurements (in millions):

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Corporate bonds and other fixed-income securities	$3,642	$—	$3,639	$3
Government bonds	358	358	—	—
Total fixed-income securities	4,000	358	3,639	3
Equity securities	775	775	—	—
Cash and cash equivalents	414	413	1	—
Real estate	45	—	—	45
Certain insurance contracts	49	—	—	49
Fair value excluding investments measured at net asset value	5,283	1,546	3,640	97
Investments measured at net asset value(a)	2,393
Total plan assets at fair value	$7,676
(a)    Amount includes cash collateral of $226 million associated with our securities lending program, which is reflected as an asset, and a corresponding securities lending payable of $226 million, which is reflected as a liability. The net impact on total plan assets at fair value is zero.
The fair value of pension plan assets at December 29, 2018 was determined using the following fair value measurements (in millions):

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Corporate bonds and other fixed-income securities	$3,089	$—	$3,089	$—
Government bonds	366	366	—	—
Total fixed-income securities	3,455	366	3,089	—
Equity securities	665	665	—	—
Cash and cash equivalents	422	419	3	—
Real estate	79	—	—	79
Certain insurance contracts	53	—	—	53
Fair value excluding investments measured at net asset value	4,674	1,450	3,092	132
Investments measured at net asset value(a)	2,234
Total plan assets at fair value	$6,908
(a)    Amount includes cash collateral of $269 million associated with our securities lending program, which is reflected as an asset, and a corresponding securities lending payable of $269 million, which is reflected as a liability. The net impact on total plan assets at fair value is zero.
The following section describes the valuation methodologies used to measure the fair value of pension plan assets, including an indication of the level in the fair value hierarchy in which each type of asset is generally classified.
Corporate Bonds and Other Fixed-Income Securities. These securities consist of publicly traded U.S. and non-U.S. fixed interest obligations (principally corporate bonds). Such investments are valued through consultation and evaluation with brokers in the institutional market using quoted prices and other observable market data. As such, these securities are included in Level 2. A limited number of these securities are in default and included in Level 3.
Government Bonds. These securities consist of direct investments in publicly traded U.S. fixed interest obligations (principally debentures). Such investments are valued using quoted prices in active markets. These securities are included in Level 1.
Equity Securities. These securities consist of direct investments in the stock of publicly traded companies. Such investments are valued based on the closing price reported in an active market on which the individual securities are traded. As such, the direct investments are classified as Level 1.
Cash and Cash Equivalents. This consists of direct cash holdings and institutional short-term investment vehicles. Direct cash holdings are valued based on cost, which approximates fair value and are classified as Level 1. Certain institutional short-term investment vehicles are valued daily and are classified as Level 1. Other cash equivalents that are not traded on an active exchange, such as bank deposits, are classified as Level 2.
Real Estate. These holdings consist of real estate investments and are generally classified as Level 3.
Certain Insurance Contracts. This category consists of group annuity contracts that have been purchased to cover a portion of the plan members and have been classified as Level 3.
Investments Measured at Net Asset Value. This category consists of pooled funds, short-term investments and partnership/corporate feeder interests.
•Pooled funds. The fair values of participation units held in collective trusts are based on their net asset values, as reported by the managers of the collective trusts and as supported by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date. The fair value of these investments measured at net asset value is excluded from the fair value hierarchy. Investments in the collective trusts can be redeemed on each business day based upon the applicable net asset value per unit. Investments in the international large/mid cap equity collective trust can be redeemed on the last business day of each month and at least one business day during the month.
The mutual fund investments are not traded on an exchange, and a majority of these funds are held in a separate account managed by a fixed income manager. The fair values of these investments are based on their net asset values, as reported by the managers and as supported by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date. The fair value of these investments measured at net asset value is excluded from the fair value hierarchy. The objective of the account is to provide superior return with reasonable risk, where performance is expected to exceed Barclays Long U.S. Credit Index. Investments in this account can be redeemed with a written notice to the investment manager.
•Short-term investments. Short-term investments largely consist of a money market fund, the fair value of which is based on the net asset value reported by the manager of the fund and supported by the unit prices of actual purchase and sale transactions. The fair value of these investments measured at net asset value is excluded from the fair value hierarchy. The money market fund is designed to provide safety of principal, daily liquidity, and a competitive yield by investing in high quality money market instruments. The investment objective of the money market fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.
•Partnership/corporate feeder interests. Fair value estimates of the equity partnership are based on their net asset values, as reported by the manager of the partnership. The fair value of these investments measured at net asset value is excluded from the fair value hierarchy. Investments in the equity partnership may be redeemed once per month upon 10 days’ prior written notice to the General Partner, subject to the discretion of the General Partner. The investment objective of the equity partnership is to seek capital appreciation by investing primarily in equity securities.
The fair values of the corporate feeder are based upon the net asset values of the equity master fund in which it invests. The fair value of these investments measured at net asset value is excluded from the fair value hierarchy. Investments in the corporate feeder can be redeemed quarterly with at least 90 days’ notice. The investment objective of the corporate feeder is to generate long-term returns by investing in large, liquid equity securities with attractive fundamentals.
Changes in our Level 3 plan assets for the year ended December 28, 2019 included (in millions):

Asset Category	December 29, 2018	Additions	Net Realized Gain/(Loss)	Net Unrealized Gain/(Loss)	Net Purchases, Issuances and Settlements	Transfers Into/(Out of) Level 3	December 28, 2019
Real estate	$79	$—	$2	$2	$(38)	$—	$45
Corporate bonds and other fixed-income securities	—	—	—	—	—	3	3
Certain insurance contracts	53	—	—	1	(5)	—	49
Total Level 3 investments	$132	$—	$2	$3	$(43)	$3	$97
Changes in our Level 3 plan assets for the year ended December 29, 2018 included (in millions):

Asset Category	December 30, 2017	Additions	Net Realized Gain/(Loss)	Net Unrealized Gain/(Loss)	Net Purchases, Issuances and Settlements	Transfers Into/(Out of) Level 3	December 29, 2018
Real estate	$262	$—	$49	$(7)	$(210)	$(15)	$79
Certain insurance contracts	983	—	(82)	(3)	(845)	—	53
Total Level 3 investments	$1,245	$—	$(33)	$(10)	$(1,055)	$(15)	$132
Net purchases, issuances and settlements of $845 million principally related to insurance contract settlements in Canada in connection with the wind-up of our Canadian salaried and hourly defined benefit pension plans.
Employer Contributions:
In 2019, we contributed $19 million to our non-U.S. pension plans. We did not contribute to our U.S. pension plans. We estimate that 2020 pension contributions will be approximately $19 million to our non-U.S. pension plans. We do not plan to make contributions to our U.S. pension plans in 2020. Our actual contributions and plans may change due to many factors, including changes in tax, employee benefit, or other laws and regulations, tax deductibility, significant differences between expected and actual pension asset performance or interest rates, or other factors.
Future Benefit Payments:
The estimated future benefit payments from our pension plans at December 28, 2019 were (in millions):

	U.S. Plans	Non-U.S. Plans
2020	$343	$75
2021	340	75
2022	331	80
2023	323	79
2024	314	80
2025-2029	1,364	438
Postretirement Plans
Obligations and Funded Status:
The accumulated benefit obligation, fair value of plan assets, and funded status of our postretirement benefit plans were (in millions):

	December 28, 2019	December 29, 2018
Benefit obligation at beginning of year	$1,294	$1,553
Service cost	6	8
Interest cost	46	45
Benefits paid	(129)	(136)
Actuarial losses/(gains)	94	(142)
Plan amendments	(1)	(21)
Currency	6	(13)
Curtailments	(3)	—
Benefit obligation at end of year	1,313	1,294
Fair value of plan assets at beginning of year	1,044	1,188
Actual return on plan assets	187	(26)
Employer contributions	13	19
Benefits paid	(130)	(137)
Fair value of plan assets at end of year	1,114	1,044
Net postretirement benefit liability/(asset) recognized at end of year	$199	$250
We recognized the net postretirement benefit asset/(liability) on our consolidated balance sheets as follows (in millions):

	December 28, 2019	December 29, 2018
Other current liabilities	$(15)	$(14)
Accrued postemployment costs	(184)	(236)
Net postretirement benefit asset/(liability) recognized	$(199)	$(250)
All of our postretirement benefit plans were underfunded based on accumulated postretirement benefit obligations in excess of plan assets. The accumulated benefit obligations and the fair value of plan assets were (in millions):

	December 28, 2019	December 29, 2018
Accumulated benefit obligation	$1,313	$1,294
Fair value of plan assets	1,114	1,044
We used the following weighted average assumptions to determine our postretirement benefit obligations:

	December 28, 2019	December 29, 2018
Discount rate	3.1%	4.2%
Health care cost trend rate assumed for next year	6.5%	6.7%
Ultimate trend rate	4.9%	4.9%
Discount rates for our plans were developed from a model portfolio of high-quality, fixed-income debt instruments with durations that match the expected future cash flows of the plans. Our expected health care cost trend rate is based on historical costs and our expectation for health care cost trend rates going forward.
The year that the health care cost trend rate reaches the ultimate trend rate varies by plan and ranges between 2020 and 2030 as of December 28, 2019.
Assumed health care costs trend rates have a significant impact on the amounts reported for the postretirement benefit plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects, increase/(decrease) in cost and obligation, as of December 28, 2019 (in millions):

	One-Percentage-Point
	Increase	(Decrease)
Effect on annual service and interest cost	$3	$(2)
Effect on postretirement benefit obligation	55	(47)
Components of Net Postretirement Cost/(Benefit):
Net postretirement cost/(benefit) consisted of the following (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Service cost	$6	$8	$10
Interest cost	46	45	49
Expected return on plan assets	(53)	(50)	—
Amortization of prior service costs/(credits)	(306)	(311)	(328)
Amortization of unrecognized losses/(gains)	(8)	—	—
Curtailments	(5)	—	(177)
Net postretirement cost/(benefit)	$(320)	$(308)	$(446)
We present all non-service cost components of net postretirement cost/(benefit) within other expense/(income) on our consolidated statements of income.
The amortization of prior service credits was primarily driven by plan amendments in 2015 and 2016. We estimate that amortization of prior service credits will be approximately $123 million in 2020, $8 million in 2021, $6 million in 2022, $6 million in 2023, and $2 million in 2024.
In 2017, we remeasured certain of our postretirement plans and recognized a curtailment gain of $177 million. The curtailment was triggered by the number of cumulative headcount reductions after the closure of certain U.S. factories during the year. The resulting gain is attributed to accelerating a portion of the previously deferred actuarial gains and prior service credits. The headcount reductions and factory closures were part of our Integration Program. See Note 5, Restructuring Activities, for additional information.
We used the following weighted average assumptions to determine our net postretirement benefit plans cost for the years ended:

	December 28, 2019	December 29, 2018	December 30, 2017
Discount rate - Service cost	4.2%	3.6%	4.0%
Discount rate - Interest cost	3.8%	3.0%	3.0%
Expected rate of return on plan assets	5.4%	4.4%	—%
Health care cost trend rate	6.5%	6.7%	6.3%
Discount rates for our plans were developed from a model portfolio of high-quality, fixed-income debt instruments with durations that match the expected future cash flows of the plans. We determine our expected rate of return on plan assets from the plan assets' target asset allocation and estimates of future long-term returns by asset class. Our expected health care cost trend rate is based on historical costs and our expectation for health care cost trend rates going forward.
Plan Assets:
In December 2017, we made a cash contribution of approximately $1.2 billion to pre-fund a portion of our U.S. postretirement plan benefits following enactment of U.S. Tax Reform on December 22, 2017. The underlying basis of the investment strategy of our U.S. postretirement plans is to ensure that funds are available to meet the plans’ benefit obligations when they are due by investing plan assets in a high-quality, diversified manner in order to maintain the security of the funds. The investment strategy expects equity investments to yield a higher return over the long term than fixed-income securities, while fixed-income securities are expected to provide certain matching characteristics to the plans’ benefit payment cash flow requirements.
Our weighted average asset allocations were:

	December 28, 2019	December 29, 2018
Fixed-income securities	65%	65%
Equity securities	31%	27%
Cash and cash equivalents	4%	8%
Our postretirement benefit plan investment strategy is subject to local regulations and the asset/liability profiles of the plans in each individual country. Our investment strategy is designed to align our postretirement benefit plan assets with our postretirement benefit obligation to reduce volatility. In aggregate, our long-term asset allocation targets are broadly characterized as a mix of approximately 70% in fixed-income securities and approximately 30% in return-seeking assets, primarily equity securities.
The fair value of postretirement benefit plan assets at December 28, 2019 was determined using the following fair value measurements (in millions):

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Government bonds	$33	$33	$—	$—
Corporate bonds and other fixed-income securities	592	—	592	—
Total fixed-income securities	625	33	592	—
Equity securities	188	188	—	—
Fair value excluding investments measured at net asset value	813	221	592	—
Investments measured at net asset value	301
Total plan assets at fair value	$1,114
The fair value of postretirement benefit plan assets at December 29, 2018 was determined using the following fair value measurements (in millions):

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Government bonds	$26	$26	$—	$—
Corporate bonds and other fixed-income securities	567	—	567	—
Total fixed-income securities	593	26	567	—
Equity securities	146	146	—	—
Fair value excluding investments measured at net asset value	739	172	567	—
Investments measured at net asset value	305
Total plan assets at fair value	$1,044
The following section describes the valuation methodologies used to measure the fair value of postretirement benefit plan assets, including an indication of the level in the fair value hierarchy in which each type of asset is generally classified.
Corporate Bonds and Other Fixed-Income Securities. These securities consist of publicly traded U.S. and non-U.S. fixed interest obligations (principally corporate bonds an tax-exempt municipal bonds). Such investments are valued through consultation and evaluation with brokers in the institutional market using quoted prices and other observable market data. As such, these securities are included in Level 2.
Government Bonds. These securities consist of direct investments in publicly traded U.S. fixed interest obligations (principally debentures). Such investments are valued using quoted prices in active markets. These securities are included in Level 1.
Equity Securities. These securities consist of direct investments in the stock of publicly traded companies. Such investments are valued based on the closing price reported in an active market on which the individual securities are traded. As such, the direct investments are classified as Level 1.
Investments Measured at Net Asset Value. This category consists of pooled funds and short-term investments.
•Pooled funds. The fair values of participation units held in collective trusts are based on their net asset values, as reported by the managers of the collective trusts and as supported by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date. The fair value of these investments measured at net asset value is excluded from the fair value hierarchy. Investments in the collective trusts can be redeemed on each business day based upon the applicable net asset value per unit. Investments in the international large/mid cap equity collective trust can be redeemed on the last business day of each month and at least one business day during the month.
The mutual fund investments are not traded on an exchange. The fair values of the mutual fund investments that are not traded on an exchange are based on their net asset values, as reported by the managers and as supported by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date. The fair value of these investments measured at net asset value is excluded from the fair value hierarchy.
•Short-term investments. Short-term investments largely consist of a money market fund, the fair value of which is based on the net asset value reported by the manager of the fund and supported by the unit prices of actual purchase and sale transactions. The fair value of these investments measured at net asset value is excluded from the fair value hierarchy. The money market fund is designed to provide safety of principal, daily liquidity, and a competitive yield by investing in high quality money market instruments. The investment objective of the money market fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.
Employer Contributions:
In 2019, we contributed $12 million to our postretirement benefit plans. We estimate that 2020 postretirement benefit plan contributions will be approximately $15 million. Our actual contributions and plans may change due to many factors, including changes in tax, employee benefit, or other laws and regulations, tax deductibility, significant differences between expected and actual postretirement plan asset performance or interest rates, or other factors.
Future Benefit Payments:
Our estimated future benefit payments for our postretirement plans at December 28, 2019 were (in millions):

2020	$125
2021	114
2022	114
2023	107
2024	101
2025-2029	413
Other Plans
We sponsor and contribute to employee savings plans that cover eligible salaried, non-union, and union employees. Our contributions and costs are determined by the matching of employee contributions, as defined by the plans. Amounts charged to expense for defined contribution plans totaled $88 million in 2019, $85 million in 2018, and $78 million in 2017.
Accumulated Other Comprehensive Income/(Losses)
Our accumulated other comprehensive income/(losses) pension and postretirement benefit plans balances, before tax, consisted of the following (in millions):

	Pension Benefits		Postretirement Benefits		Total
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Net actuarial gain/(loss)	$74	$175	$209	$177	$283	$352
Prior service credit/(cost)	(14)	(14)	153	458	139	444
	$60	$161	$362	$635	$422	$796
The net postemployment benefits recognized in other comprehensive income/(loss), consisted of the following (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Net postemployment benefit gains/(losses) arising during the period:
Net actuarial gains/(losses) arising during the period - Pension Benefits	$(103)	$8	$45
Net actuarial gains/(losses) arising during the period - Postretirement Benefits	41	66	71
Prior service credits/(costs) arising during the period - Pension Benefits	—	(15)	1
Prior service credits/(costs) arising during the period - Postretirement Benefits	1	21	24
	(61)	80	141
Tax benefit/(expense)	(5)	(19)	(55)
	$(66)	$61	$86

Reclassification of net postemployment benefit losses/(gains) to net income/(loss):
Amortization of unrecognized losses/(gains) - Pension Benefits	$1	$2	$1
Amortization of unrecognized losses/(gains) - Postretirement Benefits	(8)	—	—
Amortization of prior service costs/(credits) - Postretirement Benefits	(306)	(311)	(328)
Net settlement and curtailment losses/(gains) - Pension Benefits	1	153	2
Net settlement and curtailment losses/(gains) - Postretirement Benefits	(1)	—	(177)
Other losses/(gains) on postemployment benefits	1	—	—
	(312)	(156)	(502)
Tax (benefit)/expense	78	38	193
	$(234)	$(118)	$(309)
As of December 28, 2019, we expect to amortize $123 million of postretirement benefit plans prior service credits from accumulated other comprehensive income/(losses) into net postretirement benefit plans costs/(benefits) during 2020. We do not expect to amortize any other significant postemployment benefit losses/(gains) into net pension or net postretirement benefit plan costs/(benefits) during 2020.